Derivative Instruments - Forward starting interest rate swap transactions (Details 1) (Interest rate swap, Cash Flow Hedging, USD $) In Thousands, unless otherwise specified	3 Months Ended	0 Months Ended
	Mar. 31, 2014	Feb. 06, 2014 FHLB 90-day advance
Derivative [Line Items]
Notional Amount	$ 25,000	$ 25,000
Effective Date of Hedged Borrowing		Apr. 01, 2014
Duration of Borrowing	4 years 8 months 12 days	4 years 8 months 12 days
Counterparty		Bank of Montreal